Debt - Text Details (Detail) € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($)	May 31, 2018 EUR (€)	May 31, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jun. 28, 2017 EUR (€)	Apr. 21, 2017 EUR (€)
Debt - Text Details (Detail) [Line Items]
Change of Control Triggering Event, potentially required purchase price related to principal amount		101.00%
Finance costs	€ 264	€ 263	€ 507
Tranches of forward purchases	3			3
Number of shares purchased through forward contracts | shares	10			10
Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate	2.30%	2.80%		2.30%
Bank borrowings [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount										€ 178
Bank borrowings [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate	15.00%	3.30%		15.00%
Fixed-rate EUR bonds due 2024 and 2028 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount						€ 1,000
Fixed-rate EUR bonds due 2024 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount						€ 500
Borrowings, interest rate						0.75%	0.75%
Fixed-rate EUR bonds due 2028 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount						€ 500
Borrowings, interest rate						1.375%	1.375%
Loan for the purpose of the redemption [member]
Debt - Text Details (Detail) [Line Items]
Notional amount								€ 900
Matured [member] | Forward contract [member]
Debt - Text Details (Detail) [Line Items]
Notional amount	€ 423
Purchase forward contracts [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount	319
Share buyback program [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount											€ 1,500
USD Bonds due 2022, early redemption
Debt - Text Details (Detail) [Line Items]
Notional amount | $									$ 1,000
Borrowings, interest rate								3.75%	3.75%
Finance costs	24
USD bonds due 2038 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount | $					$ 16		$ 56
Borrowings, interest rate					6.875%
Finance costs	21
Royal Philips NV [Member]
Debt - Text Details (Detail) [Line Items]
Undrawn borrowing facilities	1,000
Royal Philips NV [Member] | Commercial Paper Programme [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount | $				$ 2,500
Royal Philips NV [Member] | Committed revolving credit facility [Member]
Debt - Text Details (Detail) [Line Items]
Undrawn borrowing facilities	€ 1,000											€ 1,000